Income Taxes (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax rate		31.00%	14.00%
Income tax preferential tax rate	5.00%
Income tax statutory tax rate	25.00%	25.00%	25.00%	25.00%
Operating loss carryforwards, valuation allowance	$ 159,276	$ 35,001	$ 19,662
Income tax examination description	The Company had net operating loss carried-forward of $159,276, which will expire on various dates from December 31, 2021 to December 31, 2025.		Expire on various dates from December 31, 2021 to December 31, 2023
ZDSE [Member]
Income tax preferential tax rate	5.00%
Hong Kong [Member]
Income tax rate	16.50%	16.50%	16.50%
PRC [Member]
Income tax rate	25.00%	25.00%	25.00%
Income tax statutory tax rate			25.00%	25.00%